Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
1. Summary of Significant Accounting Policies
Basis of presentation
These consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (or GAAP). They include the accounts of Teekay Corporation (or Teekay), which is incorporated under the laws of the Republic of The Marshall Islands, its wholly-owned or controlled subsidiaries and any variable interest entities (or VIEs) of which it is the primary beneficiary (collectively, the Company).

Certain of Teekay’s significant non-wholly-owned subsidiaries are consolidated in these financial statements even though Teekay owns less than a 50% ownership interest in the subsidiaries. These significant subsidiaries include the following publicly traded subsidiaries (collectively, the Public Subsidiaries): Teekay LNG Partners L.P. (or Teekay LNG); Teekay Tankers Ltd. (or Teekay Tankers); and until September 25, 2017, Teekay Offshore Partners L.P. (or Teekay Offshore). As of December 31, 2018, Teekay owned a 33.1% interest in Teekay LNG (33.0% – December 31, 2017), including common units and its 2% general partner interest, and 28.8% of the capital stock of Teekay Tankers (28.8% – December 31, 2017), including Teekay Tankers’ outstanding shares of Class B common stock, which entitle the holders to five votes per share, subject to a 49% aggregate Class B Common Stock voting power maximum. While Teekay owns less than 50% of Teekay LNG and Teekay Tankers, Teekay maintains control of Teekay LNG by virtue of its 100% ownership interest in the general partner of Teekay LNG, which is a master limited partnership, and maintains control of Teekay Tankers through its ownership of a sufficient number of Class A common shares and Class B common shares, which provide increased voting rights, to maintain a majority voting interest in Teekay Tankers and thus consolidates these subsidiaries. As at December 31, 2018, Teekay owned a 13.8% interest in the common units of Teekay Offshore and a 49% interest in the general partner of Teekay Offshore. Teekay accounts for its interest in Teekay Offshore using the equity method.

Teekay has entered into an omnibus agreement with Teekay LNG and Teekay Offshore to govern, among other things, when Teekay, Teekay LNG and Teekay Offshore may compete with each other and to provide the applicable parties certain rights of first offer on liquefied natural gas (or LNG) carriers, oil tankers, shuttle tankers, floating storage and off-take (or FSO) units and floating, production, storage and offloading (or FPSO) units. During 2018, Brookfield Business Partners L.P. and its institutional investors acquired a 51% ownership interest in the general partner of Teekay Offshore and have the right to appoint a majority of the directors of the general partner’s Board of Directors. This transaction constituted a change of control, giving Teekay Offshore the right to elect to terminate the omnibus agreement, though we have not received any indication from Teekay Offshore that it intends to do so.

The preparation of these consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. Significant intercompany balances and transactions have been eliminated upon consolidation.
Non-Controlling Interests
Where Teekay’s ownership interest in a consolidated subsidiary is less than 100%, the non-controlling interests’ share of these non-wholly-owned subsidiaries is reported in the Company’s consolidated balance sheets as a separate component of equity. The non-controlling interests’ share of the net income of these non-wholly-owned subsidiaries is reported in the Company’s consolidated statements of (loss) income as a deduction from the Company’s net (loss) income to arrive at net (loss) income attributable to shareholders of Teekay.

The basis for attributing net income or loss of each non-wholly-owned subsidiary to the controlling interest and the non-controlling interests, with the exception of Teekay LNG and Teekay Offshore, until its deconsolidation on September 25, 2017, was based on the relative ownership interests of the non-controlling interests compared to the controlling interest, which is consistent with how dividends and distributions were paid or were payable for these non-wholly-owned subsidiaries.

Teekay LNG and Teekay Offshore each have limited partners and one general partner. Teekay LNG's general partner is wholly-owned by Teekay, and until September 25, 2017, Teekay Offshore's general partner was wholly owned by Teekay. For both Teekay LNG and Teekay Offshore, the limited partners hold common units and preferred units. For each quarterly period (with regards to Teekay Offshore, until its deconsolidation on September 25, 2017), the method of attributing Teekay LNG’s and Teekay Offshore’s net income (loss) of that period to the non-controlling interests of Teekay LNG and Teekay Offshore began by attributing net income (loss) of Teekay Offshore and Teekay LNG to the non-controlling interests which hold 100% of the preferred units of Teekay Offshore, except for Series D Preferred Units, of which the non-controlling interests held 74% until redemption in September 2017, and 100% of the preferred units of Teekay LNG based on the amount of preferred unit distributions declared for the quarterly period. The remaining net income (loss) to be attributed to the controlling interest and the non-controlling interests of Teekay LNG and Teekay Offshore was then divided into two components. The first component consists of the cash distribution that Teekay LNG or Teekay Offshore will declare and pay to limited and general partners for that quarterly period (or the Distributed Earnings). The second component consists of the difference between (a) the net income (loss) of Teekay LNG or Teekay Offshore that is available to be allocated to the common unitholders and the general partner of such entity and (b) the amount of the first component cash distribution (or the Undistributed Earnings). The portion of the Distributed Earnings that is allocated to the non-controlling interests is the amount of the cash distribution that Teekay LNG or Teekay Offshore will declare and pay to the non-controlling interests for that quarterly period. The portion of the Undistributed Earnings that is allocated to the non-controlling interests is based on the relative ownership percentages of the non-controlling interests of Teekay LNG and Teekay Offshore compared to the controlling interest. The controlling interests include both limited partner common units and the general partner interests.

The total net income (loss) of Teekay’s consolidated partially-owned entities and the attribution of that net income (loss) to controlling and non-controlling interests is as follows:

	Net income (loss) attributable to non-controlling interests						Controlling Interest				Net income (loss) of consolidated partially-owned entities (1)
	Non-public partially-owned subsidiaries	Preferred unit-holders	Distri- buted Earnings	Undistri- buted Earnings		Total Net income (loss) attributable	Distri- buted Earnings	Undistri- buted Earnings		Total Controlling Interest (Teekay)
Teekay LNG	13,506	25,701	30,463	(10,807)		58,863	15,026	2,986		18,012	76,875
Teekay Tankers	—	—	—	(37,423)		(37,423)	—	(15,125)		(15,125)	(52,548)
Other entities and eliminations	—	—	—	—		50
For the Year Ended December 31, 2018	13,506	25,701	30,463	(48,230)		21,490
Teekay Offshore	8,262	36,339	16,312	(398,185)	(2)	(337,272)	5,981	334,033	(3)	340,014	2,742
Teekay LNG	(54)	13,979	30,474	(41,520)		2,879	15,027	(18,995)		(3,968)	(1,089)
Teekay Tankers	—	—	—	(28,893)		(28,893)	—	(30,434)		(30,434)	(59,327)
Other entities and eliminations	—	—	—	—		(2,510)
For the Year Ended December 31, 2017	8,208	50,318	46,786	(468,598)		(365,796)
Teekay Offshore	11,858	45,835	41,688	(46,155)		53,226	18,378	(27,129)		(8,751)	44,475
Teekay LNG	17,514	2,719	30,444	60,545		111,222	15,026	31,717		46,743	157,965
Teekay Tankers	—	—	—	47,459		47,459	—	15,396		15,396	62,855
Other entities and eliminations	—	—	—	—		(2,061)
For the Year Ended December 31, 2016	29,372	48,554	72,132	61,849		209,846

(1)	Includes earnings attributable to common shares and preferred shares.

(2)
Subsequent to the formation of Teekay Offshore, Teekay sold certain vessels to Teekay Offshore. Even though Teekay Offshore was a non-wholly-owned consolidated subsidiary of Teekay at the date of the sales, all of the gain or loss on sales of these vessels was fully eliminated upon consolidation. Consequently, the portion of the gain or loss attributable to Teekay’s reduced interest in the vessels was deferred. The total unrecognized net deferred gain relating to the vessels previously sold from Teekay to Teekay Offshore was $349.6 million. Upon deconsolidation of Teekay Offshore, such amount was recognized as an increase to net loss attributable to non-controlling interests for the year ended December 31, 2017.

When Teekay’s non-wholly-owned subsidiaries declare dividends or distributions to their owners or require all of their owners to contribute capital to the non-wholly-owned subsidiaries, such amounts are paid to, or received from, each of the owners of the non-wholly-owned subsidiaries based on the relative ownership interests in the non-wholly-owned subsidiary. As such, any dividends or distributions paid to, or capital contributions received from, the non-controlling interests are reflected as a reduction (dividends or distributions) or an increase (capital contributions) in non-controlling interest in the Company’s consolidated balance sheets.

When Teekay’s non-wholly-owned subsidiaries issue additional equity interests to non-controlling interests, Teekay is effectively selling a portion of the non-wholly-owned subsidiaries. Consequently, the proceeds received by the subsidiaries from their issuance of additional equity interests are allocated between non-controlling interests and retained earnings in the Company’s consolidated balance sheets. The portion allocated to non-controlling interests on the Company’s consolidated balance sheets consists of the carrying value of the portion of the non-wholly-owned subsidiary that is effectively disposed of, with the remaining amount attributable to the controlling interests, which consists of the Company’s dilution gain or loss that is reflected in retained earnings.
Foreign currency
The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Company is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in foreign exchange gain (loss) in the accompanying consolidated statements of (loss) income.
Revenues
The Company’s accounting policies for revenue have been impacted by the adoption of Accounting Standards Update 2014-09. See accounting pronouncements below.

Each vessel charter may, depending on its terms, contain a lease component, a non-lease component or both. Revenues that are fixed on or prior to the commencement of the contract are recognized by the Company on a straight-line basis daily over the term of the contract, unless the charter contains a direct financing lease, in which case the carrying value of the vessel is derecognized and the net investment in the lease is recognized. The lease element of hire receipts is allocated to the lease receivable and voyage revenues over the term of the lease using the effective interest rate method. Where the term of the contract is based on the duration of a single voyage, the Company uses a discharge-to-discharge basis in determining the lease term for all tanker spot voyages that contain a lease and a load-to-discharge basis in determining the duration of the performance obligation for all tanker spot voyages that do not contain a lease. Consequently, the Company does not begin recognizing revenue until a voyage charter has been agreed to by the customer and the Company, even if the vessel has discharged its prior cargo and is sailing to the anticipated load location for its next voyage. For voyage charters within a revenue sharing arrangement, the difference between the net revenue earned by a vessel of the Company and its allocated share of the aggregate net contribution is reflected within voyage expenses. Reimbursements of vessel operating expenditures incurred to provide the contracted services to the charterer are recognized when the expenses entitling the Company to reimbursement are incurred. Reimbursements of drydocking expenditures are recognized as revenue on a straight-line basis over the drydocking cycle they relate to. Revenue or penalties from performance-based metrics, such as production tariffs and other operational performance measures are recognized as earned under the contract unless such performance-based revenue is based on a multi-period performance-based metric that is allocable to non-lease services provided. In such a case, the Company will estimate the amount of variable consideration, to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved and recognize such estimate of revenue over the performance period.

The consolidated balance sheets reflect in other current assets the accrued portion of revenues for those voyages that commence prior to balance sheet date and complete after the balance sheet date and reflect in deferred revenues or other long-term liabilities the deferred portion of revenues which will be earned in subsequent periods.

Revenues are also earned from the management of third-party vessels and LNG terminals. The Company recognizes fixed revenue on a straight-line basis over the duration of the management contract and variable revenue, such as monthly commissions, in the month they are earned. The Company presents the reimbursement of expenditures it incurs to provide the promised goods or services as revenue if it controls such goods or services before they are transferred to the customer and presents such reimbursement of expenditures as an offset against the expenditures if the Company does not control the goods or services them before they are transferred to the customer.
Operating expenses
Voyage expenses are all expenses unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. In addition, the difference between the net revenue earned by a vessel of the Company performing voyage charters within a RSA and its allocated share of the aggregate net contribution is reflected within voyage expenses. The Company, as shipowner, pays voyage expenses under voyage charters. The Company’s customers pay voyage expenses under time charters, except when the vessel is off-hire during the term of a time-charter in which case the Company pays voyage expenses.

Vessel operating expenses include crewing, ship management services, repairs and maintenance, insurance, stores, lube oils and communication expenses.

Voyage expenses and vessel operating expenses are expensed when incurred, except when the Company incurs pre-operational costs related to the repositioning of a vessel that relates directly to a specific customer contract, that generates or enhances resources of the Company that will be used in satisfying performance obligations in the future, whereby such costs are expected to be recovered via the customer contract. In this case, such costs are deferred and amortized over the duration of the customer contract.

The Company recognizes the expense from vessels accounted for as operating leases, which is included in time-charter hire expense, on a straight-line basis over the firm period of the charters.
Cash and cash equivalents
The Company classifies all highly liquid investments with an original maturity date of three months or less as cash and cash equivalents.
Restricted cash
The Company maintains restricted cash deposits relating to certain term loans, collateral for derivatives, project tenders, leasing arrangements, amounts received from charterers to be used only for dry-docking expenditures and emergency repairs and other obligations.
Accounts receivable and allowance for doubtful accounts
Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in existing accounts receivable. The Company determines the allowance based on historical write-off experience and customer economic data. The Company reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged off against the allowance when the Company believes that the receivable will not be recovered. There were no significant amounts recorded as allowance for doubtful accounts as at December 31, 2018 and 2017. The consolidated balance sheets reflect, in accounts receivable, any amounts where the right to consideration is conditioned upon the passage of time, in other current assets any accrued revenue where the right to consideration is conditioned upon something other than the passage of time.
Vessels and equipment
All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Company to the standard required to properly service the Company’s customers are capitalized.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2018, 2017, and 2016, aggregated $14.8 million, $36.3 million and $36.9 million, respectively.

Vessel capital modifications include the addition of new equipment or certain modifications to the vessel that are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is capitalized and depreciated over the estimated useful life of the modification. Expenditures covering recurring routine repairs and maintenance are expensed as incurred.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation is calculated using an estimated useful life of 25 years for tankers carrying crude oil and refined product, 30 years for liquefied petroleum gas (or LPG) carriers and 35 years for LNG carriers, commencing the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Company from operating the vessels for 25 years, 30 years, or 35 years, respectively. FPSO units are depreciated using an estimated useful life of 25 years commencing the date the unit is installed at the oil field and is in a condition that is ready to operate. Depreciation of vessels and equipment, excluding amortization of dry-docking expenditures, for the years ended December 31, 2018, 2017, and 2016 aggregated $244.0 million, $397.6 million and $492.0 million, respectively. Depreciation includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases.

Generally, the Company dry docks each conventional oil tanker and gas carrier every two and a half to five years. FPSO units are generally not dry docked and maintenance is performed on these units while at sea. The Company capitalizes certain costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking to the estimated completion of the next dry docking. The Company includes in capitalized dry-docking costs those costs incurred as part of the dry docking to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during dry docking, and for annual class survey costs on the Company’s FPSO units.

The following table summarizes the change in the Company’s of capitalized dry docking costs from January 1, 2016 to December 31, 2018:

	Year Ended December 31,
	2018 $	2017 $	2016 $
Balance at the beginning of the year	89,372	135,700	150,702
Costs incurred for dry dockings	43,155	52,677	47,980
Dry-dock amortization	(33,684)	(49,686)	(55,026)
Write-down / sales of vessels	(2,459)	(49,319)	(7,956)
Balance at the end of the year	96,384	89,372	135,700

Vessels and equipment that are intended to be held and used in the Company's business are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Company’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second-hand sale and purchase market does not exist, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second-hand sale and purchase market exists, an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Company and is based on second-hand sale and purchase data.

Vessels and equipment that are “held for sale” are measured at the lower of their carrying amount or fair value less costs to sell and are not depreciated while classified as held for sale. Interest and other expenses and related liabilities attributable to vessels and equipment classified as held for sale continue to be recognized as incurred.

Gains on vessels sold and leased back under capital leases are deferred and amortized over the remaining term of the capital lease. Losses on vessels sold and leased back under capital leases are recognized immediately when the fair value of the vessel at the time of a sale-leaseback transaction is less than its book value. In such case, the Company would recognize a loss in the amount by which book value exceeds fair value.
Other loan receivables
The Company’s advances to equity-accounted for investments and any other investments in loan receivables are recorded at cost. The Company analyzes its loans for collectability during each reporting period. A loan loss provision is recognized when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Factors the Company considers in determining if a loan loss provision is required include, among other things, an assessment of the financial condition of the debtor, payment history of the debtor, general economic conditions, the credit rating of the debtor (when available) any information provided by the debtor regarding its ability to repay the loan and the fair value of the underlying collateral. When a loan loss provision is recognized, the Company measures the amount of the loss provision based on the present value of expected future cash flows discounted at the loan’s effective interest rate and recognizes the resulting loss in the consolidated statements of (loss) income. The carrying value of the loan will be adjusted each subsequent reporting period to reflect any changes in the present value of estimated future cash flows, which may result in increases or decreases to the loan loss provision.

The following table contains the carrying value of the Company's financing receivables by type of borrower, the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis, and the grade as of December 31, 2018.

			December 31,
Class of Financing Receivable	Credit Quality Indicator	Grade	2018 $	2017 $
Direct financing leases	Payment activity	Performing	575,163	495,990
Other loan receivables
Loans to equity-accounted investees and joint venture partners	Other internal metrics	Performing	231,404	253,906
Long-term receivable and accrued revenue included in accounts receivable and other assets	Payment activity	Performing	15,694	12,175
			822,261	762,071

Equity-accounted for investments
The Company’s investments in certain joint ventures and other partially-owned entities in which the Company has the ability to exercise significant influence over the operating and financial policies of the entity are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its equity-accounted for investments for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If an equity-accounted for investment experiences an other-than-temporary decline in value and if the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Company's consolidated statements of (loss) income.
Debt issuance costs
Debt issuance costs related to a recognized debt liability, including fees, commissions and legal expenses, are deferred and presented as a direct reduction from the carrying amount of that debt liability and amortized on an effective interest rate method over the term of the relevant loan. Debt issuance costs which are not attributable to a specific debt liability or where the debt issuance costs exceed the carrying value of the related debt liability (primarily undrawn revolving credit facilities) are deferred and presented as non-current assets in the Company's consolidated balance sheets. Amortization of debt issuance costs is included in interest expense in the Company's consolidated statements of (loss) income.

Fees paid to substantially amend a non-revolving credit facility are associated with the extinguishment of the old debt instrument and included in determining the debt extinguishment gain or loss to be recognized. In addition, any unamortized debt issuance costs are written off. If the amendment is considered not to be a substantial amendment, then the fees would be associated with the replacement or modified debt instrument and, along with any existing unamortized premium, discount and unamortized debt issuance costs, would be amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt instrument using the effective interest method. Other related costs incurred with third parties directly related to the modification, other than the loan amendment fee, are expensed as incurred.

Fees paid to amend a revolving credit facility are deferred and amortized over the term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility increases as a result of the amendment, unamortized debt issuance costs of the original revolving credit facility are amortized over the remaining term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility decreases as a result of the amendment, a proportionate amount, based on the reduction in borrowing capacity, of the unamortized debt issuance costs of the original revolving credit facility are written off and the remaining amount is amortized over the remaining term of the modified revolving credit facility.
Derivative instruments
All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value each period end, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and whether the contract qualifies for hedge accounting. The Company does not apply hedge accounting to its derivative instruments, except for certain types of interest rate swaps (See Note 15).

When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, or repaid or no longer probable of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive loss in total equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from total equity to the corresponding earnings line item (e.g. interest expense) in the Company's consolidated statements of (loss) income. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in the corresponding earnings line item in the Company's consolidated statements of (loss) income. If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in total equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the Company's consolidated statements of (loss) income. If the hedged items are no longer probable of occurring, amounts recognized in total equity are immediately transferred to the corresponding earnings line item in the Company's consolidated statements of (loss) income.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification (or ASC) 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated interest rate swaps related to long-term debt, non-designated interest rate swaptions, non-designated bunker fuel swap contracts and forward freight agreements, and non-designated foreign currency forward contracts are recorded in realized and unrealized loss on non-designated derivative instruments in the Company's consolidated statements of (loss) income. Gains and losses from the Company’s non-designated cross currency swaps are recorded in foreign exchange gain (loss) in the Company's consolidated statements of (loss) income.
Goodwill and intangible assets
Goodwill is not amortized but is reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. A reporting unit is a component of the Company that constitutes a business for which discrete financial information is available and regularly reviewed by management. When goodwill is reviewed for impairment, the Company will measure the amount by which a reporting unit's carrying value exceeds its fair value, with the maximum impairment not to exceed the carrying value of goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units unless there is a readily determinable fair market value. The Company adopted ASU 2017-04, Simplifying the Test for Goodwill Impairment, effective October 1, 2018. Consequently, goodwill impairment is measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill.

Customer-related intangible assets are amortized over the expected life of a customer contract or the expected duration that the customer relationships are estimated to contribute to the cash flows of the Company. The amount amortized each year is weighted based on the projected revenue to be earned under the contracts or projected revenue to be earned as a result of the customer relationships. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value.
Asset retirement obligation
The Company has an asset retirement obligation (or ARO) relating to the sub-sea production facility associated with the Petrojarl Banff FPSO unit operating in the North Sea. This obligation generally involves the costs associated with the restoration of the environment surrounding the facility and removal and disposal of all production equipment. This obligation is expected to be settled at the end of the contract under which the FPSO unit currently operates. The ARO will be covered in part by contractual payments to be received from FPSO contract counterparties.

The Company records the fair value of an ARO as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future cash outflows discounted at the Company’s credit-adjusted risk-free interest rate. When the liability is recorded, the Company capitalizes the cost by increasing the carrying amount of the related equipment. Each period, the liability is increased for the change in its present value, and the capitalized cost is depreciated over the useful life of the related asset. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related asset and liability. As at December 31, 2018, the ARO and associated receivable, which is recorded in other non-current assets, were $27.8 million and $7.5 million, respectively (2017 – $27.3 million and $7.4 million, respectively).
Repurchase of common stock
The Company accounts for repurchases of common stock by decreasing common stock by the par value of the stock repurchased. In addition, the excess of the repurchase price over the par value is allocated between additional paid in capital and retained earnings. The amount allocated to additional paid in capital is the pro-rata share of the capital paid in and the balance is allocated to retained earnings.
Share-based compensation
The Company grants stock options, restricted stock units, performance share units and restricted stock awards as incentive-based compensation to certain employees and directors. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the vesting period of the award.

Compensation cost for awards with performance conditions is recognized when it is probable that the performance condition will be achieved. The compensation cost of the Company’s stock-based compensation awards is substantially reflected in general and administrative expense.
Income taxes
The Company accounts for income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the consolidated financial statement basis and the tax basis of the Company’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

The Company recognizes the tax benefits of uncertain tax positions only if it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination by the taxing authorities, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefits recognized in the Company’s consolidated financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense in the Company's consolidated statements of (loss) income.

The Company believes that it and its subsidiaries are not subject to income taxation under the laws of the Republic of The Marshall Islands or Bermuda, or that distributions by its subsidiaries to the Company will be subject to any income taxes under the laws of such countries, and that it qualifies for the Section 883 exemption under U.S. federal income tax purposes.
Accumulated other comprehensive loss
The following table contains the changes in the balances of each component of accumulated other comprehensive income (loss) attributable to shareholders of Teekay for the periods presented.

	Qualifying Cash Flow Hedging Instruments $	Pension Adjustments $	Unrealized (Loss) Gain on Available for Sale Marketable Securities $	Foreign Exchange Gain (Loss) on Currency Translation $	Total $
Balance as of December 31, 2015	(419)	(15,850)	(463)	1,841	(14,891)
Other comprehensive income and other	378	3,690	47	173	4,288
Balance as of December 31, 2016	(41)	(12,160)	(416)	2,014	(10,603)
Other comprehensive income and other	1,450	1,463	416	1,279	4,608
Balance as of December 31, 2017	1,409	(10,697)	—	3,293	(5,995)
Other comprehensive income and other	(506)	7,521	—	(3,293)	3,722
Balance as of December 31, 2018	903	(3,176)	—	—	(2,273)

Employee pension plans
The Company has defined contribution pension plans covering the majority of its employees. Pension costs associated with the Company’s required contributions under its defined contribution pension plans are based on a percentage of employees’ salaries and are charged to earnings in the year incurred. With the exception of certain of the Company’s employees in Australia, the Company’s employees are generally eligible to participate in defined contribution plans. These plans allow for the employees to contribute a certain percentage of their base salaries into the plans. The Company matches all or a portion of the employees’ contributions, depending on how much each employee contributes. During the years ended December 31, 2018, 2017, and 2016, the amount of cost recognized for the Company’s defined contribution pension plans was $7.9 million, $11.8 million and $13.5 million, respectively.

The Company also has defined benefit pension plans (or the Benefit Plans) covering certain of its employees in Australia. The Company accrues the costs and related obligations associated with its defined benefit pension plans based on actuarial computations using the projected benefits obligation method and management’s best estimates of expected plan investment performance, salary escalation, and other relevant factors. For the purpose of calculating the expected return on plan assets, those assets are valued at fair value. The overfunded or underfunded status of the defined benefit pension plans is recognized as assets or liabilities in the consolidated balance sheets. The Company recognizes as a component of other comprehensive loss, the gains or losses that arise during a period but that are not recognized as part of net periodic benefit costs. The Company's funded status was a surplus of $0.7 million at December 31, 2018 and a deficiency of $1.5 million at December 31, 2017.
Loss per common share
The computation of basic loss per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the exercise of all dilutive stock options and restricted stock awards using the treasury stock method. The computation of diluted loss per share does not assume such exercises.
Accounting pronouncements
In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (or ASU 2014-09). ASU 2014-09 required an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which includes (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. The Company elected to apply ASU 2014-09 only to those contracts that were not completed as of January 1, 2018. The Company adopted ASU 2014-09 as a cumulative-effect adjustment as of January 1, 2018. The Company has identified the following differences on adoption of ASU 2014-09:

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The Company previously presented the net allocation for its vessels participating in RSAs as revenues. The Company has determined that it is the principal in voyages its vessels perform that are included in the RSAs. As such, the revenue from those voyages is presented in revenues and the difference between this amount and the Company's net allocation from the RSA is presented as voyage expenses. This had the effect of increasing both revenues and voyage expenses for the year ended December 31, 2018 by $292.6 million. There was no cumulative impact to opening equity as at January 1, 2018.

•
The Company manages vessels owned by its equity-accounted investments and third parties. Upon the adoption of ASU 2014-09, costs incurred by the Company for its seafarers are presented as vessel operating expenses and the reimbursement of such expenses are presented as revenue, instead of such amounts being presented on a net basis. This had the effect of increasing both revenues and vessel operating expenses for the year ended December 31, 2018 by $82.9 million. There was no cumulative impact to opening equity as at January 1, 2018.

•
The Company previously presented all accrued revenue as a component of accounts receivable. The Company has determined that if the right to such consideration is conditioned upon something other than the passage of time, such accrued revenue should be presented apart from accounts receivable. This had the effect of increasing prepaid expenses and other and decreasing accounts receivable by $20.2 million as at December 31, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

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In certain cases, the Company incurs pre-operational costs relating directly to a specific customer contract, that generate or enhance resources of the Company that will be used in satisfying performance obligations in the future, whereby such costs are expected to be recovered via the customer contract. Such costs are now deferred and amortized over the duration of the customer contract. The Company previously expensed such costs as incurred unless the costs were directly reimbursable by the contract or if they were related to the mobilization of offshore assets to an oil field. This change had the effect of increasing other non-current assets by $3.5 million, investments in and loans to equity-accounted joint ventures by $2.2 million and equity by $5.7 million as at December 31, 2018. This change did not have a material effect on the consolidated statements of (loss) income for the year ended December 31, 2018. The cumulative increase to opening equity as at January 1, 2018 was $4.1 million.

•
The Company at times will enter into charter contracts that have annual performance measures that may result in the Company receiving additional consideration each year based on the annual performance measure result for such year. The Company previously recognized such consideration upon completion of the annual performance period. Upon adoption of ASU 2014-09, the portion of such consideration allocable to the non-lease element of charter contracts is included in the determination of the contract consideration and recognized over the annual performance period. There was no impact for the year ended December 31, 2018 and no cumulative impact to opening equity as at January 1, 2018 as the end of the annual performance period is December 31st.

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. ASU 2016-02 became effective for the Company on January 1, 2019. FASB issued an additional accounting standards update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect. The Company has elected to use this new optional transitional approach. To determine the cumulative effect adjustment, the Company will not reassess lease classification, initial direct costs for any existing leases and whether any expired or existing contracts are or contain leases. The Company identified the following differences:

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The adoption of ASU 2016-02 will result in a change in the accounting method for the lease portion of the daily charter hire for the chartered-in vessels by the Company and the Company's equity-accounted joint ventures accounted for as operating leases with firm periods of greater than one year, as well as a small number of office leases. On January 1, 2019, a right-of-use asset of and a lease liability of $170.0 million was recognized. In addition, the existing carrying value on January 1, 2019 of the Company's chartered-in vessels has been reclassified from other non-current assets ($13.7 million) and from other long-term liabilities ($0.9 million) to the right-of-use asset. Under ASU 2016-02, the Company and the Company's equity-accounted joint ventures will recognize a right-of-use asset and a lease liability on the balance sheet for these charters and office leases based on the present value of future minimum lease payments, whereas currently no right-of-use asset or lease liability is recognized. This will have the result of increasing the Company's and its equity-accounted joint ventures' assets and liabilities. The pattern of expense recognition of chartered-in vessels and office leases is expected to remain substantially unchanged, unless the right-of-use asset becomes impaired.

•
The adoption of ASU 2016-02 will require the Company to complete its lease classification assessment when a lease commences instead of when the lease is entered into. The Company has entered into charters in prior periods for certain of its vessels currently under construction and which are expected to deliver over the period from 2019 to 2020. Historically, for charters that were negotiated concurrently with the construction of the related vessels, the fair value of the constructed asset was presumed to be its newbuilding cost and no gain or loss was recognized on commencement of the charter if such charters were classified as direct finance leases. Subsequent to the adoption of ASU 2016-02, the fair value of the vessel will be determined based on information available at the lease commencement date and any difference in the fair value of the ship upon commencement of the charter and its carrying value is recognized as a gain or loss in earnings upon commencement of the charter.

•
The adoption of ASU 2016-02 will result in the recognition of revenue from the reimbursement of scheduled dry-dock expenditures, where such charter contract is accounted for as an operating lease, occurring upon completion of the scheduled dry-dock, instead of ratably over the period between the previous scheduled dry-dock and the next scheduled dry-dock. The cumulative decrease to opening equity as at January 1, 2019 was $3.0 million.

•	In addition, direct financing lease payments received will be presented as an operating cash inflow instead of an investing cash inflow in the consolidated statement of cash flows.

In March 2016, the FASB issued Accounting Standards Update 2016-09, Improvements to Employee Share-Based Payment Accounting (or ASU 2016-09). ASU 2016-09 simplifies aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statement of cash flows. ASU 2016-09 became effective for the Company January 1, 2017. The impact of adopting this new accounting guidance resulted in a change in presentation of cash payments for tax withholdings on share-settled equity awards from an operating cash outflow to financing cash outflow on the Company's statement of cash flows.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Company on January 1, 2020, with a modified-retrospective approach. The Company is currently evaluating the effect of adopting this new guidance.

In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (or ASU 2016-15), which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the statements of cash flows and application of the predominance principle on the cash flow statement classification of cash receipts and payments that have aspects of more than one class of cash flows. ASU 2016-15 became effective for the Company on January 1, 2018, with a retrospective approach required on adoption. The Company has elected to classify distributions received from equity method investees in the consolidated statements of cash flows based on the nature of the distribution. In addition, the adoption of ASU 2016-15 resulted in $25.7 million and $41.7 million of cross currency swap payments that were related to the principal repayment of long-term debt for the years ended December 31, 2017 and December 31, 2016, respectively, being reclassified from a net operating cash outflow to a prepayment or repayment of long-term debt in net financing cash flow as the amounts related to the termination or final settlement of the cross currency swaps.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash (or ASU 2016-18). ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities are also required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 became effective for the Company January 1, 2018. Adoption of ASU 2016-18 resulted in the Company including in its consolidated statement of cash flows changes in cash, cash equivalents and restricted cash.

In January 2017, the FASB issued Accounting Standards Update 2017-01, Clarifying the Definition of a Business, (or ASU 2017-01). ASU 2017-01 changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. ASU 2017-01 requires an entity to evaluate if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets; if so, the set of transferred assets and activities is not a business. ASU 2017-01 also requires a business to include at least one substantive process and narrows the definition of outputs by more closely aligning it with how outputs are described in ASC 606. ASU 2017-01 is effective for annual reporting periods beginning after December 15, 2017, and for interim periods within those years. The Company adopted this standard effective October 1, 2017, and this standard was applied to the acquisition of Tanker Investment Ltd. (or TIL) (See Note 22).

In August 2017, the FASB issued Accounting Standards Update 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (or ASU 2017-12). ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires, for qualifying hedges, the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also modifies the accounting for components excluded from the assessment of hedge effectiveness, eases documentation and assessment requirements and modifies certain disclosure requirements. ASU 2017-12 will be effective for the Company January 1, 2019. The Company is currently evaluating the effect of adopting this new guidance.

In October 2017, the FASB issued Accounting Standards Update 2017-04, Simplifying the Test for Goodwill Impairment (or ASU 2017-04). Pursuant to this update, goodwill impairment is now measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill. This update eliminates previous guidance that required an entity to determine goodwill impairment by calculating the implied fair value of goodwill by hypothetically assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. ASU 2017-04 requires prospective adoption approach and is effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. ASU 2017-04 was adopted by the Company on October 1, 2018, and such adoption did not have a material impact on the Company's consolidated financial statements and related disclosures.

In August 2018, the FASB issued Accounting Standards Update 2018-15, Intangibles-Goodwill and Other-Internal Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract, (or ASU 2018-15). ASU 2018-15 aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU 2018-15 is effective for annual and interim periods beginning after December 15, 2019, with early adoption permitted. The Company has elected to adopt ASU 2018-15 on October 1, 2018, and such adoption did not have a material impact on the Company’s consolidated financial statements and related disclosures.